19. SHAREHOLDERS' EQUITY (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders Equity Details 3
Profit (loss) from continued operations	R$ 10,272	R$ (925,186)	R$ (1,216,033)
Profit (loss) from discontinued operations	0	(9,561)	1,911
Profit (loss) for the year	R$ 10,272	R$ (934,747)	R$ (1,214,122)
Weighted average number of shares	1,357,133,047	1,357,133,047	1,357,150,010
Continued operations	R$ .00757	R$ (.68172)	R$ (.89602)
Discontinued operations	.00000	(0.00704)	0.00141
Basic and diluted EPS	R$ 0.00757	R$ (.68876)	R$ (.89461)